DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of group calculated a gain resulting from such disposition

As of January 31, 2024
US$
Consideration*	2,000

Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets*	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)

Net liabilities of discontinued operations	(16,687)

Gain from disposal of discontinued operations	18,687
*	For accounting purpose, the 71.37 bitcoins retained were not included in the consideration in the table above as they were not received from the buyer, and accordingly these bitcoins were also excluded from the net assets transferred. The resulting gain from disposal of discontinued operations remained unchanged.

Mining pool operation
Schedule of assets and liabilities disposed

As of
December 31,
2023
US$
ASSETS
Cash and cash equivalents	33
Accounts receivable, net	1,115
Prepayments and other current assets	101
Cryptocurrency assets	12,553
Property and equipment, net**	4
Intangible assets, net**	7
Current assets of discontinued operations	13,813

LIABILITIES
Accounts payable	27,250
Accrued payroll and welfare payable	119
Accrued expenses and other current liabilities	236
Current liabilities of discontinued operations	27,605
**

For presentation purpose, property and equipment, net and intangible assets, net as of December 31, 2023 have been classified as current assets of discontinued operations in the consolidated balance sheets as the disposition occurred in January 2024.

Schedule of cash flows disposal

For the year ended December 31,
2024
US$
Cash and cash equivalent deconsolidated	372
Proceeds from the disposal of subsidiaries	—
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)

Schedule of operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss

	For the years ended December 31,
	2023	2024
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	296,942	30,340
Cost of revenue	(295,468)	(30,083)
Sales and marketing expenses	(354)	(30)
General and administrative expenses	(417)	(57)
Service development expenses	(353)	(72)
Other operating income	70	413
Net loss on disposal of cryptocurrency assets	(860)	—
Impairment of cryptocurrency assets	(2,886)	—
Changes in fair value of cryptocurrency assets	—	(271)
(Loss) income before income tax from discontinued operations	(3,326)	240
Income tax expense	—	—
Net (loss) income from discontinued operations, net of applicable income taxes	(3,326)	240

Schedule of condensed cash flows of lottery business related VIE & Mining pool Business

	For the years ended December 31,
	2023	2024
	US$	US$
Net cash used in operating activities	(227)	(414)
Net cash provided by (used in) investing activities	(413)	303
Net cash provided by financing activities	481	—

Effect of foreign rate exchange on cash	115	78
Net decrease in cash and cash equivalents	(44)	(33)

Schedule of reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$
Cash, cash equivalents – consolidated balance sheets	3,244	1,810
Cash, cash equivalents, discontinued operations	33	—
Cash, cash equivalents – consolidated statements of cash flows	3,277	1,810